Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Real estate owned:
Real estate under development, accumulated depreciation	$ 0	$ 1,226
Real estate held for disposition, accumulated depreciation	$ 71,708	$ 62,014
Stockholders' equity
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	182,496,330	155,465,482
Common stock, shares outstanding	182,496,330	155,465,482
8.00% Series E Cumulative Convertible Preferred Stock
Stockholders' equity
Cumulative Convertible, shares issued	2,803,812	2,803,812
Cumulative Convertible, shares outstanding	2,803,812	2,803,812
Percentage of Series E Cumulative Convertible Shares	8.00%	8.00%
6.75% Series G Cumulative Redeemable Preferred Stock
Stockholders' equity
Cumulative Convertible, shares issued	3,405,562	3,432,962
Cumulative Convertible, shares outstanding	3,405,562	3,432,962
Percentage of Series G Cumulative Convertible Shares	6.75%	6.75%